USAA CORE SHORT-TERM BOND ETF (USTB)

USAA MSCI USA VALUE MOMENTUM BLEND INDEX ETF (ULVM)

USAA MSCI USA SMALL CAP VALUE MOMENTUM

BLEND INDEX ETF (USVM)

USAA MSCI INTERNATIONAL VALUE MOMENTUM

BLEND INDEX ETF (UIVM)

USAA MSCI EMERGING MARKETS VALUE MOMENTUM

BLEND INDEX ETF (UEVM)

SUPPLEMENT DATED OCTOBER 15, 2018

TO THE FUNDS' PROSPECTUSES

EACH DATED OCTOBER 13, 2017

USAA CORE INTERMEDIATE-TERM BOND ETF (UITB)

SUPPLEMENT DATED OCTOBER 15, 2018

TO THE FUND'S PROSPECTUS DATED

OCTOBER 13, 2017

AS SUPPLEMENTED MAY 7, 2018

This Supplement updates certain information contained in the above-dated prospectuses for the USAA exchange-traded funds (the Funds). Please review this important information carefully.

Effective October 15, 2018, for the USAA Core Intermediate-Term Bond ETF, USAA Core Short-Term Bond ETF, USAA MCSI USA Small Cap Value Momentum Blend Index ETF, and USAA MSCI International Value Momentum Blend Index ETF under each Fund's Fees and Expenses section of its respective prospectus footnote 1 has been revised as follows:

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the

Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund, excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

Effective October 15, 2018, for the USAA MSCI USA Value Momentum Blend Index ETF under the Fees and Expenses section of its prospectus footnote 1 has been revised as follows:

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the

Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.10% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund, excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

Effective October 15, 2018, for the USAA MSCI Emerging Markets Value Momentum Blend Index ETF under the Fees and Expenses section of its prospectus footnote 1 has been revised as follows:

1USAA Asset Management Company ("AMCO" or "Adviser") has entered into an Administration and Operating Services Agreement with the Fund. Under the terms of this agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.20% of the average daily net assets of the Fund, to provide administrative services to the Fund and to pay all operating expenses of the Fund, excluding distribution and/or service fees, taxes, brokerage commissions and transaction costs, acquired fund fees and expenses, and extraordinary expenses. "Other Expenses" is an estimate based on the expenses that the Fund expects to incur for the current fiscal year.

Effective October 15, 2018, the Adviser has agreed to extend the current contractual waiver on a portion of each Fund's management fee through December 31, 2019.

Therefore, footnote 2 under each Fund's Fees and Expenses section of its respective prospectus, hereby is deleted and replaced with the following:

2The Adviser has contractually agreed to waive a portion of its management fees in an amount equal to 0.05% of the average daily net assets of the Fund through December 31, 2019, and the waiver cannot be terminated or reduced without approval of the Fund's Board of Trustees ("Board") during that term.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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